Insurance Receivable and Impairment	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Insurance Receivable And Impairment Text Block

(3) Insurance Receivable and Impairment

In 2018, four of the Company’s customers became insolvent and the total net book value of its owned containers to these insolvent customers were $23,044. The Company recorded container impairment of $12,543 on the unrecoverable containers for these insolvent customers in the consolidated statements of comprehensive income (loss) during 2018. Container recovery costs of $4,864 for these insolvent customers was recorded in direct container expense in the consolidated statements of comprehensive income (loss) during the year ended December 31, 2018. The Company also recorded bad debt expense of $2,049 in the consolidated statements of comprehensive income (loss) to fully reserve for these insolvent customers’ outstanding accounts receivable during 2018. There is no insurance receivable associated with these insolvent customers as respective losses are below the insurance deductible.

In August 2016, one of the Company’s customers filed for bankruptcy and the book value of its owned containers, net on operating leases and direct financing leases with this customer was $178,344 and $88,171, respectively. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from this customer, the cost to recover containers, up to 183 days of lost lease rental income and defaulted accounts receivable. During the year ended December 31, 2016, the Company recorded a total container impairment of $22,149 in the consolidated statements of comprehensive income (loss), representing $17,399 to write down the containers on direct finance leases with this customer to the lower of estimated fair market value or net book value and $4,750 insurance deductible. The Company also recorded bad debt expense of $18,992, net of estimated insurance proceeds of $2,592, in the consolidated statements of comprehensive income (loss) to fully reserve for the customer’s outstanding accounts receivable during the year ended December 31, 2016. The Company entered into a final agreement with the insurance companies on December 31, 2018 and the total remaining payments of $9,814 for the Company’s owned fleet was received in January and early February 2019. Accordingly, the Company recorded a $8,692 gain on insurance recovery in the consolidated statements of comprehensive income (loss) during the year ended December 31, 2018, which related to the final insurance settlement for insurable costs including primarily unrecovered containers and incurred container recovery costs, net of the insurance deductible.

Insurance receivable recorded on the Company’s owned fleet related to this bankrupt customer are as follows:

Estimated unrecoverable containers, net of insurance deductible	$20,162
Recovery costs	19,159
Accounts receivable coverage by insurance	2,592
Insurance receivable related to this bankrupt customer as of December 31, 2016	41,913
Recovery costs	32,067
Insurance proceeds received	(50,479)
Reassessment associated with estimate of unrecoverable containers to actual amount of loss commensurate with the insurance claim filing	(7,592)
Insurance receivable related to this bankrupt customer as of December 31, 2017	15,909
Final insurance settlement	8,692
Recovery costs	1,450
Insurance proceeds received	(14,188)
Reassessment associated with unrecoverable containers to actual amount of loss commensurate with the insurance claim filing	(2,049)
Insurance receivable related to this bankrupt customer as of December 31, 2018	$9,814

In August 2015, one of the Company’s customers became insolvent. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from its customers, the cost to recover containers and up to 183 days of lost lease rental income.

Insurance receivable recorded on the Company’s owned fleet related to this insolvent customer are as follows:

Insurance receivable related to this insolvent customer as of December 31, 2015	$11,436
Recovery costs	768
Lost lease rental income	239
Wrote off of remaining balance of insurance receivable per final insurance proceeds received	(1,321)
Insurance proceeds received	(8,250)
Insurance receivable related to this insolvent customer as of December 31, 2016	2,872
Allocation adjustment on insurance receivable per final insurance proceeds received	720
Final insurance proceeds received	(3,592)
Insurance receivable related to this insolvent customer as of December 31, 2017	$-